Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Nov. 25, 2024	Dec. 31, 2023	Sep. 15, 2021	Apr. 30, 2020
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0002	$ 0.0002	$ 0.0002	$ 0.0002	$ 0.00005	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000	100,000,000
Common stock, shares issued	29,835,038	29,120,905		28,844,643
Common stock, shares outstanding	29,835,038	29,120,905		28,844,643
Treasury stock, common shares	2,500,000	2,500,000		2,500,000